Details of Significant Accounts - Costs and expenses by nature, schedule of costs and expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Cost of goods sold	$ 0	$ 13	$ 3
Employee benefit expenses	31,782	28,237	27,956
Platform fees	13,997	11,671	8,708
Promotional fees	13,649	11,531	9,565
Professional service fees	3,278	4,748	6,888
Impairment loss on goodwill	1,965	0	0
Insurance expenses	1,066	1,417	2,102
Warranty cost	405	581	677
Depreciation of right-of-use assets	561	529	441
Depreciation of property, plant and equipment	310	218	197
Amortization of intangible assets	145	51	75
Expected credit losses	75	1,373	0
Others	3,649	2,976	2,553
Total operating costs and operating expenses	$ 70,882	$ 63,345	$ 59,165